COST OF SALES - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cost of sales [abstract]
Labour costs	$ 224,450	$ 159,884
Consumables and materials	126,975	80,008
Energy	52,657	35,443
Maintenance	13,426	6,204
Assays and labwork	3,526	3,350
Insurance	4,640	2,483
Other costs	17,832	10,991
Production costs	443,506	298,363
Transportation and other selling costs	20,829	2,788
Workers' participation costs	39,431	20,636
Environmental duties and royalties	25,572	14,752
Finished goods inventory changes	6,603	6,405
Other	7,731	1,759
Cost of Sales	$ 543,672	$ 344,703